Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes
23.	Income Taxes

(a)	Details of income tax expense (benefit) for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)	2016		2017	2018
Current tax expense
Current year		361,237	512,123	167,394
Adjustment for prior years		—	—	82,225

	~~W~~	361,237	512,123	249,619

Deferred tax expense (benefit)
Origination and reversal of temporary differences		(49,190)	(104,835)	(226,360)
Change in unrecognized deferred tax assets		72,678	(11,708)	64,818

		23,488	(116,543)	(161,542)

Income tax expense	~~W~~	384,725	395,580	88,077

(b)	Income taxes recognized directly in other comprehensive income or loss for the years ended December 31, 2016, 2017, and 2018 are as follows:

(In millions of won)	2016
	Before tax		Tax benefit (expense)	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	(77)	19	(58)
Remeasurements of net defined benefit liabilities (assets)		155,346	(37,594)	117,752
Foreign currency translation differences for foreign operations		(90,503)	—	(90,503)
Change in equity of equity method investee		(5,216)	—	(5,216)

	~~W~~	59,550	(37,575)	21,975

(In millions of won)	2017
	Before tax		Tax benefit	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	—	—	—
Remeasurements of net defined benefit liabilities (assets)		(16,260)	9,259	(7,001)
Foreign currency translation differences for foreign operations		(231,738)	—	(231,738)
Change in equity of equity method investee		1,346	—	1,346

	~~W~~	(246,652)	9,259	(237,393)

(In millions of won)
	2018
	Before tax		Tax expense	Net of tax
Net change in fair value of available-for-sale financial assets	~~W~~	—	—	—
Remeasurements of net defined benefit liabilities (assets)		5,690	(1,169)	4,521
Foreign currency translation differences for foreign operations		(19,987)	—	(19,987)
Change in equity of equity method investee		57	—	57
	~~W~~	(14,240)	(1,169)	(15,409)

(c)	Reconciliation of the actual effective tax rate for the years ended December 31, 2016, 2017, and 2018 is as follows:

(In millions of won)	2016			2017		2018
Profit (loss) before income taxes	~~W~~		1,316,233		2,332,632		(91,366)

Income tax using the statutory tax rate of each country		33.49%	440,753	28.54%	665,733	(33.60%)	30,695
Non-deductible expenses		3.39%	44,606	2.72%	63,416	(40.07%)	36,608
Tax credits		(11.45%)	(150,663)	(10.64%)	(248,191)	117.27%	(107,146)
Change in unrecognized deferred tax assets		5.52%	72,678	(0.50%)	(11,708)	(70.94%)	64,818
Adjustment for prior years		—	—	—	—	(90.00%)	82,225
Effect on change in tax rate (Note 24(d))		—	—	(3.10%)	(72,376)	15.68%	(14,326)
Others		(1.72%)	(22,649)	(0.06%)	(1,294)	5.25%	(4,797)

Actual income tax expense	~~W~~		384,725		395,580		88,077

Actual effective tax rate			29.23%		16.96%		(*)

(*)	Actual effective tax rate are not calculated due to loss before income tax.